Assets Pledged (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of unconsolidated structured entities [line items]
Description of terms and conditions of financial assets pledged as collateral for liabilities or contingent liabilities	Assets are pledged as collateral to secure liabilities under repurchase agreements, securitisations and stock lending agreements or as security deposits relating to derivatives. Assets pledged as collateral include all assets categorised as encumbered in the disclosure on page xx (unaudited), other than those held in commercial paper conduits. In these transactions, Barclays Group will be required to step in to provide financing itself under a liquidity facility if the vehicle cannot access the commercial paper market.
Loans and advances	£ 326,406	£ 324,048	[1]	£ 345,900
Asset backed funding programmes [member]
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 10,000	£ 9,000

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .